Common Stock and Additional Paid-in Capital - Net loss Attributable to DryShips and Transfers to the Non-controlling Interest (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net Loss Attributable To DryShips Inc And Transfers To Noncontrolling Interest [Abstract]
Net loss attributable to Dryships Inc.	$ (2,847,061)	$ (47,512)	$ (223,093)
Transfers to the non-controlling interest:
Decrease in Dryships Inc. equity for reduction in subsidiary ownership	(49,444)	(4,758)	(45,542)
Net transfers to the non-controlling interest	(49,444)	(4,758)	(45,542)
Net loss attributable to Dryships Inc. and transfers to/from the non-controlling interest	$ (2,896,505)	$ (52,270)	$ (268,635)